Equity and Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity and Net Loss Per Share [Abstract]
Schedule of Weighted Average Shares Outstanding	The weighted average units outstanding for the three months ended March 31, 2024 used to determine the Company’s Net income per share reflects the following:
(amounts in thousands, except number of shares and amount per share)	For the period from December 31, 2023 to March 31, 2024
Numerator:
Net income	$114,024
Net income attributable to noncontrolling interests	$96,855
Net income available to Class A common stockholders	$17,169

Adjustment for dilutive earn out units at Falcon’s Beyond Global, LLC	$(3,083)

Dilutive net income attributable to Class A common stockholders	$14,086

Denominator:
Weighted average Class A common stock outstanding – basic	9,021,520

Adjustment for dilutive Class A earnout shares	187,500

Weighted average Class A common stock outstanding – diluted	9,209,020

Net income per Class A common share – basic:	1.90
Net income per Class A common share – diluted:	1.53
The weighted average shares outstanding for the year ended December 31, 2023 used to determine the Company’s Net loss per share reflects the following:
For the period from October 6, 2023 to December 31, 2023
Numerator:
Net income/(loss)	(396,744)
Net income/(loss) attributable to noncontrolling interests	(349,139)
Net income/(loss) available to Class A common stock	(47,605)

Denominator:
Weighted average Class A common stock outstanding – basic and diluted	7,095,204

Net income/(loss) per Class A common share – basic and diluted:	(6.71)

Schedule of Treasury Stock Method to the Warrants and RSUs	The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:
For the period from December 31, 2023 to March 31, 2024
Class A earnout shares	1,750,000
Class B earnout shares	68,250,000
Warrants to purchase common stock	5,198,420
RSUs	931,437
The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:
For the period from October 6, 2023 to December 31, 2023
Earnout shares	1,937,500
Warrants to purchase common stock	5,205,769
RSUs	939,330